Inventories (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Inventory [Line Items]
Finished goods	$ 1,960,063	$ 6,213,300
Raw materials	3,920,818	3,538,296
Inventories, Total	$ 5,880,881	$ 9,751,596